Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

10. Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.

●	The components of lease expenses were as follows:

	Year ended December 31,
	2022	2023
Lease cost:
Amortization of right-of-use assets	12,996	6,164
Interest of lease liabilities	1,232	532
Total lease cost	14,228	6,696

●	Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2022	2023
Operating leases
Operating lease right-of-use assets	21,879	5,633
Operating lease liabilities, current	(15,083)	(2,407)
Operating lease liabilities, non-current	(7,599)	(3,366)
Total operating lease liabilities	(22,682)	(5,773)

●	Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2022	2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	13,327	6,689
Right-of-use assets obtained in exchange for lease obligations:	12,315	6,983

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Operating leases	1.5 years	2.2 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

●	Maturities of lease liabilities were as follows:

As of December 31, 2023
2024	2,341
2025	2,918
2026	858
Total undiscounted lease payments	6,117
Less: imputed interest	(344)
Total lease liabilities	5,773

●	Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2023
2024	2,341
2025	2,918
2026	858